Intangible Assets	12 Months Ended
Jan. 31, 2019
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Intangible Assets
11.	INTANGIBLE ASSETS

The Company’s intangible assets were as follows, as at:

	Goodwill	Trademarks	Software and licences	Dealer networks	Customer relationships	Total
January 31, 2019
Cost	$169.4	$199.8	$131.5	$109.3	$24.2	$634.2
Accumulated depreciation	—	—	84.3	52.3	18.9	155.5
Carrying amount	$169.4	$199.8	$47.2	$57.0	$5.3	$478.7

January 31, 2018
Cost	$116.0	$136.0	$114.1	$45.4	$24.6	$436.1
Accumulated depreciation	—	—	73.2	30.8	17.5	121.5
Carrying amount	$116.0	$136.0	$40.9	$14.6	$7.1	$314.6

February 1, 2017
Cost	$115.9	$136.0	$109.4	$47.3	$22.6	$431.2
Accumulated depreciation	—	—	70.3	29.4	14.4	114.1
Carrying amount	$115.9	$136.0	$39.1	$17.9	$8.2	$317.1

The Company completed the required annual impairment test of goodwill and indefinite useful life trademarks as at the consolidated statement of financial position dates and concluded that no impairment had occurred during the years ended January 31, 2019 and 2018.

The following table explains the changes in Company’s intangible assets during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions	Business combinations	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [a]
Goodwill	$116.0	$—	$53.5	$—	$(0.1)	$169.4
Trademarks	136.0	—	63.5	—	0.3	199.8
Software and licences	40.9	20.5	—	(14.2)	—	47.2
Dealer networks	14.6	—	46.6	(5.3)	1.1	57.0
Customer relationships	7.1	—	—	(1.8)	—	5.3
Total	$314.6	$20.5	$163.6	$(21.3)	$1.3	$478.7

[a] Leased software and licences of $0.7 million are included in the carrying amount.

The following table explains the changes in Company’s intangible assets during the year ended January 31, 2018:

	Carrying amount as at February 1, 2017 [a]	Additions	Business combinations	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2018 [b]
Goodwill	$115.9	$—	$—	$—	$0.1	$116.0
Trademarks	136.0	—	—	—	—	136.0
Software and licences	39.1	15.1	—	(13.5)	0.2	40.9
Dealer networks	17.9	—	—	(2.8)	(0.5)	14.6
Customer relationships	8.2	—	—	(1.7)	0.6	7.1
Total	$317.1	$15.1	$—	$(18.0)	$0.4	$314.6

[a] Leased software and licences of $1.3 million are included in the carrying amount.

[b] Leased software and licences of $1.2 million are included in the carrying amount.